Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr (1,593)	SFr (273)	SFr 253	SFr (1,866)	SFr 1
Net income attributable to shareholders for basic earnings per share	(1,593)	(273)	253	(1,866)	1
Available for common shares	(1,593)	(273)	252	(1,866)	1
Available for mandatory convertible securities			1
Net income/(loss) attributable to shareholders for diluted earnings per share	(1,593)	(273)	253	(1,866)	1
Available for common shares	SFr (1,593)	SFr (273)	252	SFr (1,866)	SFr 1
Net Income (Loss) Available to Common Stockholders, Diluted, Available for mandatory convertible securities			SFr 1
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,646.5	2,617.9	2,453.9	2,632.2	2,450.3
Dilutive share options and warrants (in shares)	0.0	0.0	0.8	0.0	0.6
Dilutive share awards (in shares)	0.0	0.0	55.1	0.0	73.6
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,646.5	2,617.9	2,509.8	2,632.2	2,524.5
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities			130.8		65.4
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.60)	SFr (0.10)	SFr 0.10	SFr (0.71)	SFr 0.00
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.60)	SFr (0.10)	SFr 0.10	SFr (0.71)	SFr 0.00
Weighted-average potential dilutive common shares	12.4	14.5	9.6	13.4	8.1
Weighted-average share options and warrants (antidilutive)	2.8	0.8		1.8
Weighted-average share awards (antidilutive)	32.5	64.8		48.7